17. Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
	2017				2016
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$10,064	10,461	10,698	10,726	$9,905	9,815	9,982	10,107
Total interest expense	598	622	650	507	809	813	828	821
Net interest income	9,466	9,839	10,048	10,219	9,096	9,002	9,154	9,286

(Reduction of) provision for loan losses	(236)	49	(218)	(102)	(216)	(531)	(360)	(99)
Other income	2,876	3,281	3,504	3,177	3,324	3,572	3,414	3,666
Other expense	9,795	9,335	9,351	10,169	9,492	9,109	9,598	11,783
Income before income taxes	2,783	3,736	4,419	3,329	3,144	3,996	3,330	1,268

Income taxes (benefit)	578	925	1,177	1,319	691	1,032	872	(34)
Net earnings	2,205	2,811	3,242	2,010	2,453	2,964	2,458	1,302

Basic net earnings per share	$0.36	0.47	0.54	0.34	$0.41	0.49	0.41	0.22
Diluted net earnings per share	$0.36	0.46	0.53	0.34	$0.40	0.48	0.40	0.22